MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 96.4%
Belgium – 0.9%
136,421	Anheuser-Busch InBev SA (Beverages)	$ 9,819,994
67,538	Syensqo SA (Chemicals)	5,684,251

		15,504,245

Bermuda* – 0.6%
110,037	Arch Capital Group Ltd. (Insurance)	10,567,953

Brazil* – 0.6%
592,484	NU Holdings Ltd. Class A (Banks)	10,516,591

Canada – 3.1%
60,803	Barrick Mining Corp. (Metals & Mining)	2,779,260
48,697	Canadian National Railway Co. (Ground Transportation)	4,685,625
193,925	Canadian Natural Resources Ltd.
	(Oil, Gas & Consumable Fuels)	7,210,680
285,572	Canadian Pacific Kansas City Ltd.
	(Ground Transportation)	21,228,883
21,392	Intact Financial Corp. (Insurance)	3,894,753
56,995	Shopify, Inc. Class A* (IT Services)	7,479,454
85,533	Toronto-Dominion Bank (Banks)	7,993,926

		55,272,581

China – 1.9%
246,600	NetEase, Inc. (Entertainment)	6,394,355
373,184	Tencent Holdings Ltd. (Interactive Media & Services)	28,683,594

		35,077,949

Denmark – 1.9%
63,203	Carlsberg AS Class B (Beverages)	8,592,393
426,433	Novo Nordisk AS Class B (Pharmaceuticals)	25,321,260

		33,913,653

Finland – 0.5%
125,485	Kone OYJ Class B (Machinery)	9,017,963

France – 14.5%
90,876	Air Liquide SA (Chemicals)	17,017,642
777,014	Alstom SA* (Machinery)	24,808,796
281,884	BNP Paribas SA (Banks)	30,480,798
133,413	Capgemini SE (IT Services)	20,729,452
237,870	Cie de Saint-Gobain SA (Building Products)	23,479,067
123,116	Cie Generale des Etablissements Michelin SCA (Automobile Components)	4,571,990
101,266	Dassault Systemes SE (Software)	2,785,301
147,259	Edenred SE (Financial Services)	3,084,457
450,663	Engie SA (Multi-Utilities)	13,455,178
1,160	EssilorLuxottica SA (Health Care Equipment & Supplies)	354,607
78,427	Kering SA (Textiles, Apparel & Luxury Goods)	24,483,156

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
45,255	Legrand SA (Electrical Equipment)	$ 7,225,315
22,303	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	14,394,451
74,129	Pernod Ricard SA (Beverages)	6,628,366
45,637	Safran SA (Aerospace & Defense)	16,305,696
111,826	Sanofi SA (Pharmaceuticals)	10,547,835
60,235	Schneider Electric SE (Electrical Equipment)	17,269,485
130,728	Societe Generale SA (Banks)	11,455,621
142,255	TotalEnergies SE (Oil, Gas & Consumable Fuels)	10,346,019
432,624	Worldline SA*(a) (Financial Services)	732,803

		260,156,035

Germany – 9.3%
74,811	Beiersdorf AG (Personal Products)	8,923,408
64,536	Daimler Truck Holding AG (Machinery)	3,124,764
156,593	Deutsche Bank AG (Capital Markets)	6,179,330
75,724	Deutsche Boerse AG (Capital Markets)	19,175,224
395,019	Deutsche Telekom AG (Diversified Telecommunication Services)	13,256,148
156,687	E.ON SE (Multi-Utilities)	3,318,046
291,818	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	14,264,790
270,724	Lanxess AG (Chemicals)	5,591,898
70,109	Merck KGaA (Pharmaceuticals)	10,445,727
10,228	MTU Aero Engines AG (Aerospace & Defense)	4,547,111
3,632	Rheinmetall AG (Aerospace & Defense)	7,695,650
170,234	SAP SE (Software)	34,007,368
216,983	Siemens Energy AG* (Electrical Equipment)	36,969,568

		167,499,032

Greece – 0.2%
597,560	Eurobank SA Class A (Banks)	2,920,261

Hong Kong – 0.7%
1,052,000	AIA Group Ltd. (Insurance)	12,137,422

India – 0.7%
265,220	HDFC Bank Ltd. (Banks)	2,681,711
286,457	ICICI Bank Ltd. ADR (Banks)	8,390,326
43,643	Tata Consultancy Services Ltd. (IT Services)	1,484,214

		12,556,251

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Indonesia – 0.1%
4,625,100	Bank Mandiri Persero Tbk. PT (Banks)	$ 1,330,855

Ireland – 2.4%
984,464	AIB Group PLC (Banks)	11,004,467
17,030	Aon PLC Class A (Insurance)	5,954,369
207,662	Bank of Ireland Group PLC (Banks)	4,219,163
19,296	Linde PLC (Chemicals)	8,817,693
190,058	Ryanair Holdings PLC ADR (Passenger Airlines)	13,418,095

		43,413,787

Israel* – 1.1%
52,769	Check Point Software Technologies Ltd. (Software)	9,472,563
305,471	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals)	10,410,452

		19,883,015

Italy – 2.3%
494,806	Enel SpA (Electric Utilities)	5,466,887
383,254	Eni SpA (Oil, Gas & Consumable Fuels)	7,833,369
10,974	Ferrari NV (Automobiles)	3,660,332
5,908	Generali (Insurance)	240,989
1,551,728	Intesa Sanpaolo SpA (Banks)	10,985,277
124,853	UniCredit SpA (Banks)	10,880,443
80,115	Wizz Air Holdings PLC*(a) (Passenger Airlines)	1,553,860

		40,621,157

Japan – 12.6%
62,800	Daikin Industries Ltd. (Building Products)	7,525,348
520,000	Denso Corp. (Automobile Components)	7,214,876
379,100	FANUC Corp. (Machinery)	15,222,599
265,500	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	5,303,431
549,500	Hitachi Ltd. (Industrial Conglomerates)	19,067,710
12,800	Hoya Corp. (Health Care Equipment & Supplies)	2,147,274
368,700	KDDI Corp. (Wireless Telecommunication Services)	6,225,122
58,200	Kose Holdings Corp. (Personal Products)	2,076,348
2,012,500	LY Corp. (Interactive Media & Services)	5,152,845
412,700	Mitsubishi Electric Corp. (Electrical Equipment)	12,901,782
448,454	Mitsubishi Heavy Industries Ltd. (Machinery)	13,204,248

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
32,700	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	$ 664,318
141,093	Nintendo Co. Ltd. (Entertainment)	8,737,256
453,900	Olympus Corp. (Health Care Equipment & Supplies)	5,421,611
1,416,500	Renesas Electronics Corp.* (Semiconductors & Semiconductor Equipment)	23,549,955
660,900	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	9,464,482
289,800	Shin-Etsu Chemical Co. Ltd. (Chemicals)	9,529,945
35,100	SMC Corp. (Machinery)	13,645,871
533,800	Sompo Holdings, Inc. (Insurance)	18,407,831
452,500	Sony Group Corp. (Household Durables)	9,976,678
481,700	Sumitomo Mitsui Financial Group, Inc. (Banks)	16,951,239
446,600	Suzuki Motor Corp. (Automobiles)	6,089,422
310,900	Terumo Corp. (Health Care Equipment & Supplies)	4,066,961
511,000	ZOZO, Inc. (Specialty Retail)	4,220,581

		226,767,733

Luxembourg – 0.1%
44,762	ArcelorMittal SA (Metals & Mining)	2,430,935

Netherlands – 4.7%
6,271	Adyen NV*(a) (Financial Services)	9,298,913
108,944	Akzo Nobel NV (Chemicals)	7,632,315
9,130	ASM International NV (Semiconductors & Semiconductor Equipment)	7,667,677
14,371	ASML Holding NV (Semiconductors & Semiconductor Equipment)	20,449,933
125,735	Heineken NV (Beverages)	10,379,373
591,542	ING Groep NV (Banks)	17,445,103
431,367	Koninklijke Philips NV (Health Care Equipment & Supplies)	12,387,052

		85,260,366

Portugal – 0.3%
240,973	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	4,794,791

Singapore – 2.0%
188,680	DBS Group Holdings Ltd. (Banks)	8,770,290
182,447	Sea Ltd. ADR* (Broadline Retail)	21,253,251
231,800	United Overseas Bank Ltd. (Banks)	6,986,252

		37,009,793

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – 1.9%
132,542	Coupang, Inc.* (Broadline Retail)	$ 2,672,047
5,020	KT&G Corp. (Tobacco)	536,736
5,034	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	13,858,201
9,859	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	3,431,540
78,066	Shinhan Financial Group Co. Ltd. (Banks)	4,562,468
14,190	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	8,859,910

		33,920,902

Spain – 0.5%
130,741	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	8,765,745

Sweden – 0.7%
677,276	Electrolux AB Class B* (Household Durables)	5,470,763
621,632	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	7,008,924

		12,479,687

Switzerland – 3.8%
72,439	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	14,061,101
123,626	Novartis AG (Pharmaceuticals)	18,342,361
12,519	Sonova Holding AG (Health Care Equipment & Supplies)	3,426,241
482,135	UBS Group AG (Capital Markets)	22,812,400
14,361	Zurich Insurance Group AG (Insurance)	10,216,728

		68,858,831

Taiwan – 2.7%
873,135	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	48,280,789

United Kingdom – 17.8%
249,666	3i Group PLC (Capital Markets)	11,469,436
173,979	AstraZeneca PLC (Pharmaceuticals)	32,414,745
2,748,648	Barclays PLC (Banks)	18,344,665
80,020	Berkeley Group Holdings PLC (Household Durables)	4,521,036
1,976,245	BP PLC (Oil, Gas & Consumable Fuels)	12,530,493
446,415	British American Tobacco PLC (Tobacco)	26,969,542
412,173	Compass Group PLC (Hotels, Restaurants & Leisure)	12,359,186
481,228	Diageo PLC (Beverages)	11,073,200

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
176,474	GSK PLC (Pharmaceuticals)	$ 4,563,911
1,653,028	Lloyds Banking Group PLC (Banks)	2,468,308
62,471	London Stock Exchange Group PLC (Capital Markets)	6,968,144
189,833	Melrose Industries PLC (Aerospace & Defense)	1,632,172
664,837	National Grid PLC (Multi-Utilities)	11,295,281
2,155,149	NatWest Group PLC (Banks)	19,643,712
861,731	Prudential PLC (Insurance)	14,154,144
208,552	Reckitt Benckiser Group PLC* (Household Products)	17,384,874
507,742	RELX PLC (Professional Services)	18,074,716
69,058	Rio Tinto PLC (Metals & Mining)	6,300,458
3,214,624	Rolls-Royce Holdings PLC (Aerospace & Defense)	53,738,788
625,721	Segro PLC (Industrial REITs)	6,519,122
374,674	Smith & Nephew PLC (Health Care Equipment & Supplies)	6,385,667
89,119	Smiths Group PLC (Industrial Conglomerates)	3,060,508
258,349	Standard Chartered PLC (Banks)	6,610,229
1,234,453	Tesco PLC (Consumer Staples Distribution & Retail)	7,183,036
484,159	WH Smith PLC (Specialty Retail)	4,471,869

		320,137,242

United States – 8.5%
424,658	Carnival Corp.* (Hotels, Restaurants & Leisure)	12,748,233
347,862	Experian PLC (Professional Services)	13,175,181
38,426	Ferguson Enterprises, Inc. (Trading Companies & Distributors)	9,701,028
64,371	Medtronic PLC (Health Care Equipment & Supplies)	6,627,638
24,197	Monday.com Ltd.* (Software)	2,776,606
96,292	Nestle SA (Food Products)	9,188,810
99,551	Philip Morris International, Inc. (Tobacco)	17,863,431
92,971	Qiagen NV (Life Sciences Tools & Services)	4,929,287
79,089	Roche Holding AG (Pharmaceuticals)	35,964,897
36,492	Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	14,877,424
229,471	Smurfit WestRock PLC (Containers & Packaging)	9,552,878
20,296	Spotify Technology SA* (Entertainment)	10,155,104

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
34,464	Waste Connections, Inc. (Commercial Services & Supplies)	$ 5,776,166

		153,336,683

TOTAL COMMON STOCKS (Cost $1,185,016,720)		$1,732,432,247

Shares	Dividend Rate	Value

Investment Company(b) – 2.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
49,516,408	3.590%	$ 49,516,408
(Cost $49,516,408)

TOTAL INVESTMENTS – 99.2% (Cost $1,234,533,128)		$1,781,948,655

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		14,326,267

NET ASSETS – 100.0%		$1,796,274,922

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

SECTOR ALLOCATION AS OF JANUARY 31, 2026

Sector	% of Total Market Value
Industrials	21.2%
Financials	20.9
Information Technology	13.7
Health Care	10.9
Consumer Discretionary	9.0
Consumer Staples	8.2
Communication Services	4.4
Materials	4.2
Investment Company	2.8
Energy	2.4
Utilities	1.9
Real Estate	0.4
100.0%

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depository Receipt
PLC	— Public Limited Company

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 96.9%
Aerospace & Defense – 1.6%
8,300	AAR Corp.*	$ 879,053
1,209	AeroVironment, Inc.*	336,574
2,154	BWX Technologies, Inc.	442,496
1,883	Curtiss-Wright Corp.	1,236,547
425	Ducommun, Inc.*	48,174
13,974	Karman Holdings, Inc.*	1,450,501
11,488	Kratos Defense & Security Solutions, Inc.*	1,183,379
7,876	Loar Holdings, Inc.*	540,136
49,530	StandardAero, Inc.*	1,529,982
7,209	V2X, Inc.*	496,195
9,238	Voyager Technologies, Inc. Class A*	282,036
1,499	Woodward, Inc.	476,442
2,043	York Space Systems, Inc.*	69,360

		8,970,875

Air Freight & Logistics – 0.7%
16,375	GXO Logistics, Inc.*	926,661
65,473	Hub Group, Inc. Class A	3,115,206

		4,041,867

Automobile Components – 1.4%
27,143	Dorman Products, Inc.*	3,371,161
81,310	Goodyear Tire & Rubber Co.*	765,127
4,630	LCI Industries	679,175
5,637	Lear Corp.	660,036
47,500	Mobileye Global, Inc. Class A*	426,550
4,701	Patrick Industries, Inc.	593,125
18,449	Visteon Corp.	1,676,276

		8,171,450

Banks – 8.9%
20,493	Amerant Bancorp, Inc.	444,698
19,320	Ameris Bancorp	1,557,578
10,045	Axos Financial, Inc.*	994,355
14,275	Banner Corp.	882,766
4,629	Bar Harbor Bankshares	156,969
155,947	Blue Ridge Bankshares, Inc.	662,775
30,956	Byline Bancorp, Inc.	988,425
11,185	Cadence Bank	471,000
38,183	California BanCorp	686,912
11,551	Capital City Bank Group, Inc.	482,370
29,569	Columbia Banking System, Inc.	870,511
17,747	ConnectOne Bancorp, Inc.	472,425
10,755	East West Bancorp, Inc.	1,230,802
81,655	Eastern Bankshares, Inc.	1,672,703
23,223	Enterprise Financial Services Corp.	1,331,839
23,464	FB Financial Corp.	1,349,884
15,111	First Bancorp/Southern Pines NC	875,380
27,827	First Interstate BancSystem, Inc. Class A	987,024
9,698	First Mid Bancshares, Inc.	408,286
5,000	First Western Financial, Inc.*	125,750
8,600	Glacier Bancorp, Inc.	435,848
18,381	Hancock Whitney Corp.	1,264,613

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
53,362	Heritage Commerce Corp.	$ 679,298
54,800	Heritage Financial Corp.	1,414,388
32,539	Home BancShares, Inc.	940,377
15,488	Horizon Bancorp, Inc.	272,899
3,500	Mercantile Bank Corp.	181,930
7,366	MidWestOne Financial Group, Inc.	341,193
18,600	National Bank Holdings Corp. Class A	747,348
8,296	Nicolet Bankshares, Inc.	1,211,050
9,590	Northeast Bank	1,105,056
63,850	Old National Bancorp	1,559,855
46,806	Old Second Bancorp, Inc.	928,631
9,336	Pinnacle Financial Partners, Inc.	887,760
9,943	Preferred Bank	852,811
28,296	Prosperity Bancshares, Inc.	1,952,707
5,417	Red River Bancshares, Inc.	449,936
69,498	Renasant Corp.	2,620,770
23,666	Seacoast Banking Corp. of Florida	791,391
9,725	ServisFirst Bancshares, Inc.	795,991
17,163	Shore Bancshares, Inc.	325,582
33,352	Simmons First National Corp. Class A	678,046
7,891	SmartFinancial, Inc.	315,009
12,975	Southstate Bank Corp.	1,327,732
14,525	Stock Yards Bancorp, Inc.	983,197
39,707	Towne Bank	1,389,745
15,478	Trustmark Corp.	658,125
11,275	UMB Financial Corp.	1,433,504
38,250	United Bankshares, Inc.	1,619,122
11,157	United Community Banks, Inc.	384,136
17,662	WesBanco, Inc.	623,292
36,336	Wintrust Financial Corp.	5,359,197

		51,182,991

Beverages* – 0.5%
53,177	Vita Coco Co., Inc.	2,836,993

Biotechnology* – 6.4%
25,025	Abivax SA ADR	2,781,529
157,206	ADMA Biologics, Inc.	2,719,664
6,369	Agios Pharmaceuticals, Inc.	174,765
11,596	Alkermes PLC	392,988
5,162	Apogee Therapeutics, Inc.	338,163
9,599	Arcus Biosciences, Inc.	201,963
17,150	Ascendis Pharma AS ADR	3,877,615
91,488	Bicycle Therapeutics PLC ADR	587,353
12,629	Blueprint Medicines Corp.(a)	5,809
10,326	Bridgebio Pharma, Inc.	797,890
1,607	Bright Minds Biosciences, Inc.	124,944
36,564	Catalyst Pharmaceuticals, Inc.	888,505
2,983	Celcuity, Inc.	326,400
12,631	Celldex Therapeutics, Inc.	310,723
6,672	CG oncology, Inc.	347,278
12,350	Cogent Biosciences, Inc.	443,489
10,442	Corvus Pharmaceuticals, Inc.	216,149

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology* – (continued)
16,748	Cytokinetics, Inc.	$ 1,058,306
3,613	Dianthus Therapeutics, Inc.	192,898
3,960	Disc Medicine, Inc.	306,187
13,442	Halozyme Therapeutics, Inc.	963,926
3,511	Immunocore Holdings PLC ADR	114,283
5,694	Immunome, Inc.	140,186
11,982	Janux Therapeutics, Inc.	164,273
5,068	Kodiak Sciences, Inc.	115,398
4,721	Kymera Therapeutics, Inc.	343,169
70,862	Legend Biotech Corp. ADR	1,240,085
1,129	Madrigal Pharmaceuticals, Inc.	552,431
36,055	MannKind Corp.	208,398
6,853	Mineralys Therapeutics, Inc.	211,689
3,762	Mirum Pharmaceuticals, Inc.	388,314
2,593	Monopar Therapeutics, Inc.	156,565
2,059	Neurocrine Biosciences, Inc.	280,148
3,331	Newamsterdam Pharma Co. NV	103,661
3,171	Nuvalent, Inc. Class A	326,264
42,999	Palisade Bio, Inc.	64,069
1,490	Praxis Precision Medicines, Inc.	467,860
5,821	Protagonist Therapeutics, Inc.	476,158
7,488	PTC Therapeutics, Inc.	565,569
15,735	Revolution Medicines, Inc.	1,525,508
34,068	Rhythm Pharmaceuticals, Inc.	3,492,651
29,227	Savara, Inc.	157,826
9,410	Scholar Rock Holding Corp.	417,239
6,218	Soleno Therapeutics, Inc.	239,766
9,561	Spyre Therapeutics, Inc.	305,761
7,240	Stoke Therapeutics, Inc.	219,662
6,612	Travere Therapeutics, Inc.	205,567
9,298	Twist Bioscience Corp.	381,869
4,592	Ultragenyx Pharmaceutical, Inc.	110,529
92,750	Vaxcyte, Inc.	4,968,618
7,569	Viridian Therapeutics, Inc.	249,777
33,175	Xenon Pharmaceuticals, Inc.	1,360,507

		36,610,344

Broadline Retail* – 0.1%
48,539	Pattern Group, Inc. Class A	670,809

Building Products – 2.6%
30,242	AAON, Inc.	2,753,836
14,943	AZZ, Inc.	1,857,265
11,183	Gibraltar Industries, Inc.*	573,241
13,152	Griffon Corp.	1,071,230
138,094	Hayward Holdings, Inc.*	2,228,837
86,909	Janus International Group, Inc.*	596,196
54,125	Masterbrand, Inc.*	655,995
8,838	Modine Manufacturing Co.*	1,632,025
10,943	Simpson Manufacturing Co., Inc.	1,934,504
1,160	Tecnoglass, Inc.	56,736
23,698	Trex Co., Inc.*	981,571
15,455	Zurn Elkay Water Solutions Corp.	712,630

		15,054,066

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – 3.2%
118,758	BGC Group, Inc. Class A	$ 1,081,885
7,850	Cohen & Steers, Inc.	504,441
34,690	DigitalBridge Group, Inc.	533,879
16,700	Federated Hermes, Inc.	889,776
17,112	Hamilton Lane, Inc. Class A	2,416,899
10,021	Houlihan Lokey, Inc.	1,686,735
26,025	Lazard, Inc.	1,398,063
6,609	Miami International Holdings, Inc.*	275,794
13,743	Perella Weinberg Partners	306,606
2,218	Piper Sandler Cos.	768,204
63,296	StepStone Group, Inc. Class A	4,474,394
8,400	Stifel Financial Corp.	1,035,720
15,152	StoneX Group, Inc.*	1,700,964
49,683	Wealthfront Corp.*	431,248
75,343	WisdomTree, Inc.	1,220,557

		18,725,165

Chemicals – 2.1%
84,606	Avient Corp.	3,058,507
10,676	Cabot Corp.	770,700
42,682	Element Solutions, Inc.	1,242,046
36,197	HB Fuller Co.	2,175,440
9,930	Ingevity Corp.*	653,295
13,075	Innospec, Inc.	1,068,489
22,656	Methanex Corp.	1,081,144
7,936	Quaker Chemical Corp.	1,220,081
7,400	Sensient Technologies Corp.	699,448

		11,969,150

Commercial Services & Supplies – 2.5%
16,097	ABM Industries, Inc.	741,106
12,045	Brink’s Co.	1,530,197
58,761	Casella Waste Systems, Inc. Class A*	5,927,810
16,069	HNI Corp.	767,937
12,500	MSA Safety, Inc.	2,214,375
30,893	OPENLANE, Inc.*	928,026
12,762	Waste Connections, Inc.	2,138,911

		14,248,362

Communications Equipment* – 0.9%
66,711	Calix, Inc.	2,979,980
18,050	Extreme Networks, Inc.	263,169
888	Lumentum Holdings, Inc.	347,954
53,764	Viavi Solutions, Inc.	1,315,068

		4,906,171

Construction & Engineering – 3.4%
10,153	Ameresco, Inc. Class A*	318,195
20,350	API Group Corp.*	845,950
8,273	Centuri Holdings, Inc.*	228,335
2,237	Comfort Systems USA, Inc.	2,554,878
3,800	Everus Construction Group, Inc.*	336,262
14,369	Granite Construction, Inc.	1,734,913
66,869	Legence Corp. Class A*	3,136,825
2,843	MYR Group, Inc.*	710,864

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Construction & Engineering – (continued)
47,838	Primoris Services Corp.	$ 7,091,983
1,932	Sterling Infrastructure, Inc.*	691,482
2,899	Valmont Industries, Inc.	1,291,678
30,575	WillScot Holdings Corp.	612,417

		19,553,782

Construction Materials – 0.7%
7,421	Eagle Materials, Inc.	1,512,474
79,618	James Hardie Industries PLC*	1,830,418
46,000	Titan America SA*	798,560

		4,141,452

Consumer Finance – 1.3%
1,959	Dave, Inc.*	320,669
40,664	FirstCash Holdings, Inc.	6,933,212
10,176	LendingClub Corp.*	172,076
4,449	Upstart Holdings, Inc.*	174,623

		7,600,580

Consumer Staples Distribution & Retail – 1.0%
10,300	Andersons, Inc.	638,497
1,782	Casey’s General Stores, Inc.	1,080,783
33,605	Chefs’ Warehouse, Inc.*	2,113,755
11,894	PriceSmart, Inc.	1,691,446
6,454	United Natural Foods, Inc.*	240,282

		5,764,763

Containers & Packaging – 0.2%
22,400	Silgan Holdings, Inc.	966,560

Diversified Consumer Services – 1.9%
10,647	Adtalem Global Education, Inc.*	1,102,497
12,804	Bright Horizons Family Solutions, Inc.*	1,186,034
28,699	Frontdoor, Inc.*	1,696,398
8,159	Grand Canyon Education, Inc.*	1,418,361
61,436	Laureate Education, Inc.*	2,107,255
176,166	Mister Car Wash, Inc.*	977,721
78,853	OneSpaWorld Holdings Ltd.	1,549,461
9,100	Stride, Inc.*	769,860

		10,807,587

Diversified REITs – 0.2%
44,930	Essential Properties Realty Trust, Inc.	1,364,075

Electric Utilities – 0.7%
16,182	IDACORP, Inc.	2,148,808
8,025	MGE Energy, Inc.	641,037
11,292	OGE Energy Corp.	493,234
6,392	Oklo, Inc.*	508,931

		3,792,010

Electrical Equipment – 2.1%
25,885	Bloom Energy Corp. Class A*	3,918,212
9,742	EnerSys	1,755,411
8,316	Fluence Energy, Inc.*	255,883

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – (continued)
1,637	Generac Holdings, Inc.*	$ 275,082
32,394	Nextpower, Inc. Class A*	3,793,014
5,412	Regal Rexnord Corp.	874,038
32,955	Sensata Technologies Holding PLC	1,139,913
5,617	Sunrun, Inc.*	106,723

		12,118,276

Electronic Equipment, Instruments & Components – 3.9%
3,903	Advanced Energy Industries, Inc.	996,670
2,538	Aeva Technologies, Inc.*	32,410
6,396	Arrow Electronics, Inc.*	847,406
17,917	Avnet, Inc.	1,117,842
15,237	Belden, Inc.	1,790,500
14,501	Benchmark Electronics, Inc.	756,082
19,100	Crane NXT Co.	964,932
5,118	Fabrinet*	2,504,954
71,576	Ingram Micro Holding Corp.	1,511,685
4,138	Insight Enterprises, Inc.*	347,675
4,934	Littelfuse, Inc.	1,597,432
24,488	Mirion Technologies, Inc.*	608,282
11,140	Novanta, Inc.*	1,498,776
2,822	OSI Systems, Inc.*	705,895
18,825	Plexus Corp.*	3,752,387
16,100	Ralliant Corp.	852,817
2,800	TTM Technologies, Inc.*	274,960
18,000	Vishay Intertechnology, Inc.	362,700
47,065	Vontier Corp.	1,764,937

		22,288,342

Energy Equipment & Services – 2.2%
41,449	Archrock, Inc.	1,226,476
13,473	Bristow Group, Inc.*	592,273
22,595	Cactus, Inc. Class A	1,270,517
17,735	Helix Energy Solutions Group, Inc.*	140,816
20,200	Helmerich & Payne, Inc.	684,376
16,485	Innovex International, Inc.*	409,652
8,160	Liberty Energy, Inc.	201,144
1,765	National Energy Services Reunited Corp.*	34,735
95,514	Oceaneering International, Inc.*	2,874,971
9,723	Seadrill Ltd.*	374,141
47,975	Select Water Solutions, Inc.	580,018
5,805	Solaris Energy Infrastructure, Inc.	320,378
12,080	TechnipFMC PLC	673,098
14,235	Tidewater, Inc.*	889,545
1,562	Valaris Ltd.*	90,174
23,688	Weatherford International PLC	2,228,567

		12,590,881

Entertainment – 1.0%
6,297	Atlanta Braves Holdings, Inc. Class C*	251,439
28,209	Cinemark Holdings, Inc.	667,989
102,656	IMAX Corp.*	3,583,721

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Entertainment – (continued)
3,675	Madison Square Garden Sports Corp.*	$ 1,042,046
412	Take-Two Interactive Software, Inc.*	90,764

		5,635,959

Financial Services – 2.0%
30,850	Essent Group Ltd.	1,941,082
7,047	Euronet Worldwide, Inc.*	510,626
16,210	EVERTEC, Inc.	486,462
6,534	Federal Agricultural Mortgage Corp. Class C	1,106,206
47,715	Flywire Corp.*	601,209
30,538	HA Sustainable Infrastructure Capital, Inc.	1,050,813
130,871	Marqeta, Inc. Class A*	540,497
32,800	NCR Atleos Corp.*	1,223,440
8,370	PennyMac Financial Services, Inc.	836,330
27,562	Remitly Global, Inc.*	364,370
27,450	Voya Financial, Inc.	2,104,317
5,405	WEX, Inc.*	831,829

		11,597,181

Food Products – 0.4%
68,200	Dole PLC	1,086,426
4,924	Freshpet, Inc.*	343,203
7,783	Ingredion, Inc.	919,172
3,172	Mama’s Creations, Inc.*	47,897
4,683	Vital Farms, Inc.*	133,232

		2,529,930

Gas Utilities – 0.3%
5,541	Chesapeake Utilities Corp.	713,016
7,854	ONE Gas, Inc.	624,864
4,198	Spire, Inc.	354,689

		1,692,569

Ground Transportation – 1.3%
3,792	Landstar System, Inc.	566,373
47,951	Lyft, Inc. Class A*	808,933
8,853	Saia, Inc.*	2,964,604
95,666	Werner Enterprises, Inc.	3,276,561

		7,616,471

Health Care Equipment & Supplies* – 2.3%
8,173	AtriCure, Inc.	301,829
5,800	Axogen, Inc.	202,130
48,600	Envista Holdings Corp.	1,140,642
36,355	Establishment Labs Holdings, Inc.	2,477,593
10,231	Haemonetics Corp.	681,998
1,818	Inspire Medical Systems, Inc.	137,768
9,845	IRhythm Holdings, Inc.	1,521,151
22,271	Kestra Medical Technologies Ltd.	549,426
7,754	LivaNova PLC	509,515
22,936	Masimo Corp.	3,149,801
5,539	Merit Medical Systems, Inc.	449,158

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies* – (continued)
23,437	Omnicell, Inc.	$ 1,136,695
33,629	OrthoPediatrics Corp.	587,162
39,205	SI-BONE, Inc.	650,019

		13,494,887

Health Care Providers & Services – 4.6%
10,693	Addus HomeCare Corp.*	1,106,512
25,259	Alignment Healthcare, Inc.*	569,085
46,981	AMN Healthcare Services, Inc.*	1,000,695
79,536	Aveanna Healthcare Holdings, Inc.*	668,103
11,348	BrightSpring Health Services, Inc.*	445,636
86,316	Brookdale Senior Living, Inc.*	1,294,740
5,220	Castle Biosciences, Inc.*	205,616
1,765	Chemed Corp.	753,902
6,660	Concentra Group Holdings Parent, Inc.	147,719
11,735	Encompass Health Corp.	1,109,310
8,484	Ensign Group, Inc.	1,456,364
27,388	GeneDx Holdings Corp.*	2,636,369
15,456	Guardant Health, Inc.*	1,762,602
34,490	Guardian Pharmacy Services, Inc. Class A*	1,041,598
58,454	HealthEquity, Inc.*	5,007,754
10,314	Hims & Hers Health, Inc.*	279,406
102,053	Option Care Health, Inc.*	3,469,802
77,448	Pediatrix Medical Group, Inc.*	1,655,838
5,497	Privia Health Group, Inc.*	127,640
24,983	RadNet, Inc.*	1,751,308

		26,489,999

Health Care REITs – 0.5%
33,633	American Healthcare REIT, Inc.	1,577,724
27,376	CareTrust REIT, Inc.	1,022,220

		2,599,944

Health Care Technology* – 0.0%
5,518	Waystar Holding Corp.	146,558

Hotel & Resort REITs – 0.4%
77,550	Apple Hospitality REIT, Inc.	902,682
10,300	Ryman Hospitality Properties, Inc.	975,410
38,189	Xenia Hotels & Resorts, Inc.	563,288

		2,441,380

Hotels, Restaurants & Leisure – 2.4%
17,723	Black Rock Coffee Bar, Inc. Class A*	264,250
21,753	Boyd Gaming Corp.	1,838,999
1,046	Brinker International, Inc.*	164,975
17,100	Cheesecake Factory, Inc.	991,116
45,886	Dutch Bros, Inc. Class A*	2,495,739
366,470	Genius Sports Ltd.*	3,188,289
62,000	Life Time Group Holdings, Inc.*	1,808,540
21,000	Pursuit Attractions & Hospitality, Inc.*	729,330
8,614	Red Rock Resorts, Inc. Class A	543,802
7,688	Shake Shack, Inc. Class A*	680,926

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
1,328	Wingstop, Inc.	$ 352,491
8,824	Wyndham Hotels & Resorts, Inc.	642,299

		13,700,756

Household Durables – 1.0%
1,529	Cavco Industries, Inc.*	752,299
7,783	Century Communities, Inc.	490,173
9,314	Champion Homes, Inc.*	730,031
7,069	Green Brick Partners, Inc.*	490,518
1,311	Installed Building Products, Inc.	377,751
11,439	Smith Douglas Homes Corp.*	206,360
13,273	Taylor Morrison Home Corp.*	808,989
4,318	TopBuild Corp.*	2,021,040

		5,877,161

Household Products* – 0.1%
27,600	Central Garden & Pet Co. Class A	846,492

Independent Power and Renewable Electricity Producers – 0.2%
8,653	Ormat Technologies, Inc.	1,081,106

Industrial REITs – 0.2%
4,054	EastGroup Properties, Inc.	736,369
12,007	First Industrial Realty Trust, Inc.	696,766

		1,433,135

Insurance – 2.3%
15,839	Assured Guaranty Ltd.	1,343,939
18,677	Axis Capital Holdings Ltd.	1,927,093
16,133	Baldwin Insurance Group, Inc.*	353,635
21,650	Bowhead Specialty Holdings, Inc.*	531,724
11,836	Employers Holdings, Inc.	516,286
22,798	First American Financial Corp.	1,440,378
26,646	Hamilton Insurance Group Ltd. Class B*	739,427
4,500	Hanover Insurance Group, Inc.	783,630
8,872	Oscar Health, Inc. Class A*	127,313
28,619	Palomar Holdings, Inc.*	3,537,022
75,336	SiriusPoint Ltd.*	1,537,608
168	White Mountains Insurance Group Ltd.	343,548

		13,181,603

Interactive Media & Services* – 0.4%
71,059	Cargurus, Inc.	2,302,312

IT Services* – 0.2%
16,168	Applied Digital Corp.	547,772
11,325	DigitalOcean Holdings, Inc.	625,706

		1,173,478

Leisure Products* – 0.2%
36,219	Callaway Golf Co.	519,742
88,192	Latham Group, Inc.	554,728

		1,074,470

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – 1.7%
16,211	10X Genomics, Inc. Class A*	$ 327,462
107,270	Adaptive Biotechnologies Corp.*	1,984,495
6,694	Bio-Rad Laboratories, Inc. Class A*	1,966,028
23,105	Bio-Techne Corp.	1,480,799
31,671	Bruker Corp.	1,402,709
6,500	Charles River Laboratories International, Inc.*	1,368,120
17,088	Cytek Biosciences, Inc.*	85,440
57,868	Maravai LifeSciences Holdings, Inc. Class A*	194,437
22,400	Qiagen NV	1,202,248

		10,011,738

Machinery – 2.9%
5,825	Alamo Group, Inc.	1,137,681
26,159	Alliance Laundry Holdings, Inc.*	577,591
11,000	Donaldson Co., Inc.	1,121,340
11,783	Enerpac Tool Group Corp.	475,562
4,384	Enpro, Inc.	1,046,811
2,225	Esab Corp.	269,447
976	ESCO Technologies, Inc.	222,694
32,700	Gates Industrial Corp. PLC*	752,754
12,100	Gorman-Rupp Co.	659,329
9,301	Helios Technologies, Inc.	602,519
2,648	IDEX Corp.	525,760
8,670	ITT, Inc.	1,580,541
6,725	JBT Marel Corp.	1,057,910
2,938	Kadant, Inc.	943,216
11,371	Kennametal, Inc.	391,049
2,841	Lindsay Corp.	355,892
5,400	Mueller Industries, Inc.	735,156
11,095	Mueller Water Products, Inc. Class A	300,342
8,579	SPX Technologies, Inc.*	1,787,949
8,595	Terex Corp.	489,915
12,900	Timken Co.	1,202,151
2,175	Watts Water Technologies, Inc. Class A	650,999
1,625	Worthington Enterprises, Inc.	90,301

		16,976,909

Marine Transportation – 0.2%
7,294	Matson, Inc.	1,169,228

Media* – 1.1%
39,646	DoubleVerify Holdings, Inc.	428,970
6,287	EchoStar Corp. Class A	711,814
172,764	Magnite, Inc.	2,499,895
54,831	MNTN, Inc. Class A	504,445
76,644	NIQ Global Intelligence PLC	1,302,181
125,362	Stagwell, Inc.	753,426

		6,200,731

Metals & Mining – 1.3%
718	Alpha Metallurgical Resources, Inc.*	150,637
2,610	Century Aluminum Co.*	118,311
53,969	Coeur Mining, Inc.*	1,103,126

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – (continued)
33,752	Commercial Metals Co.	$ 2,594,516
8,505	Constellium SE*	191,107
33,798	Hecla Mining Co.	761,131
10,055	Ivanhoe Electric, Inc.*	171,840
690	Kaiser Aluminum Corp.	84,608
20,610	Novagold Resources, Inc.*	179,925
12,887	OR Royalties, Inc.	508,263
5,832	Perpetua Resources Corp.*	155,248
10,382	SSR Mining, Inc.*	237,021
11,112	Warrior Met Coal, Inc.	992,302
1,682	Worthington Steel, Inc.	67,667

		7,315,702

Mortgage Real Estate Investment Trusts (REITs) – 0.2%
48,634	PennyMac Mortgage Investment Trust	575,340
88,320	Redwood Trust, Inc.	483,994

		1,059,334

Multi-Utilities – 0.1%
5,825	Unitil Corp.	296,551

Office REITs – 0.2%
26,070	Cousins Properties, Inc.	658,007
6,117	SL Green Realty Corp.	273,919

		931,926

Oil, Gas & Consumable Fuels – 2.2%
22,250	California Resources Corp.	1,190,375
5,567	Calumet, Inc.*	124,756
527	Centrus Energy Corp. Class A*	146,654
9,802	Chord Energy Corp.	982,552
6,131	CNX Resources Corp.*	237,883
2,973	Core Natural Resources, Inc.	283,565
3,608	Energy Fuels, Inc.*	80,963
8,592	Excelerate Energy, Inc. Class A	320,911
7,488	Gulfport Energy Corp.*	1,528,825
8,757	Kinetik Holdings, Inc.	358,249
41,300	Magnolia Oil & Gas Corp. Class A	1,053,563
37,561	Matador Resources Co.	1,699,260
6,776	Peabody Energy Corp.	238,922
39,180	Permian Resources Corp.	631,973
19,215	Range Resources Corp.	727,288
5,603	SM Energy Co.	109,090
29,833	South Bow Corp.	847,257
26,169	Uranium Energy Corp.*	451,154
15,343	Viper Energy, Inc. Class A	649,623
40,384	World Kinect Corp.	1,086,733

		12,749,596

Paper & Forest Products – 0.1%
9,600	Louisiana-Pacific Corp.	803,904

Personal Products – 0.1%
3,306	BellRing Brands, Inc.*	82,220
715	elf Beauty, Inc.*	60,768

Shares	Description	Value

Common Stocks – (continued)
Personal Products – (continued)
4,525	Interparfums, Inc.	$ 441,504
3,271	Oddity Tech Ltd. Class A*	107,420

		691,912

Pharmaceuticals* – 0.9%
4,058	Axsome Therapeutics, Inc.	747,686
9,252	Crinetics Pharmaceuticals, Inc.	462,045
14,390	Definium Therapeutics, Inc.	242,903
22,934	Harmony Biosciences Holdings, Inc.	837,550
3,775	Ligand Pharmaceuticals, Inc.	725,178
7,859	MBX Biosciences, Inc.	289,604
5,979	Pharvaris NV	161,732
9,628	Structure Therapeutics, Inc. ADR	851,597
5,983	Terns Pharmaceuticals, Inc.	207,012
24,838	Trevi Therapeutics, Inc.	260,054
27,504	Xeris Biopharma Holdings, Inc.	202,429

		4,987,790

Professional Services – 2.3%
165,449	Alight, Inc. Class A	253,137
26,357	Andersen Group, Inc. Class A*	591,715
13,901	Concentrix Corp.	519,202
64,512	First Advantage Corp.*	870,912
2,241	FTI Consulting, Inc.*	391,435
7,476	Huron Consulting Group, Inc.*	1,263,444
9,036	Innodata, Inc.*	500,956
19,759	KBR, Inc.	845,883
31,861	Korn Ferry	2,213,384
77,377	Legalzoom.com, Inc.*	687,881
11,092	Maximus, Inc.	1,047,528
38,150	Parsons Corp.*	2,672,789
58,457	Upwork, Inc.*	1,170,894

		13,029,160

Real Estate Management & Development – 0.5%
3,150	Colliers International Group, Inc.	430,605
88,033	Compass, Inc. Class A*	1,102,173
5,539	FirstService Corp.	859,985
14,644	Five Point Holdings LLC Class A*	77,760
37,221	Newmark Group, Inc. Class A	663,650

		3,134,173

Residential REITs – 0.1%
9,727	Centerspace	625,154

Retail REITs – 0.3%
31,167	Acadia Realty Trust	623,652
18,950	Curbline Properties Corp.	459,538
28,602	Tanger, Inc.	935,857

		2,019,047

Semiconductors & Semiconductor Equipment – 4.8%
9,575	Allegro MicroSystems, Inc.*	353,413
6,465	Amkor Technology, Inc.	312,454
10,592	Axcelis Technologies, Inc.*	932,838
4,844	Cirrus Logic, Inc.*	631,367

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
33,750	Cohu, Inc.*	$ 963,225
22,111	Credo Technology Group Holding Ltd.*	2,770,066
11,803	Entegris, Inc.	1,393,580
11,825	FormFactor, Inc.*	833,544
1,866	Impinj, Inc.*	257,695
38,440	indie Semiconductor, Inc. Class A*	157,604
1,350	Kulicke & Soffa Industries, Inc.	77,396
26,589	Lattice Semiconductor Corp.*	2,140,946
11,300	MKS, Inc.	2,660,133
9,533	Onto Innovation, Inc.*	1,926,143
50,360	Photronics, Inc.*	1,740,945
19,664	Power Integrations, Inc.	903,364
5,512	Qorvo, Inc.*	430,542
13,105	Rambus, Inc.*	1,491,742
6,611	Rigetti Computing, Inc.*	120,122
47,373	Semtech Corp.*	3,777,997
2,432	Silicon Laboratories, Inc.*	346,438
5,211	SiTime Corp.*	1,892,166
2,900	Tower Semiconductor Ltd.*	390,717
9,215	Universal Display Corp.	1,058,066

		27,562,503

Software – 4.4%
26,245	A10 Networks, Inc.	457,713
70,886	Adeia, Inc.	1,282,328
15,222	Amplitude, Inc. Class A*	139,586
137,114	Braze, Inc. Class A*	2,854,713
320,946	CCC Intelligent Solutions Holdings, Inc.*	2,432,771
8,795	Cipher Mining, Inc.*	140,368
34,906	Clear Secure, Inc. Class A	1,138,634
60,798	Clearwater Analytics Holdings, Inc. Class A*	1,464,624
23,698	Commvault Systems, Inc.*	2,030,919
5,107	Confluent, Inc. Class A*	155,968
6,387	Core Scientific, Inc.*	114,902
20,364	Descartes Systems Group, Inc.*	1,522,413
9,534	D-Wave Quantum, Inc.*	202,311
69,147	Dynatrace, Inc.*	2,633,809
3,206	Guidewire Software, Inc.*	451,276
12,126	Hut 8 Corp.*	676,995
4,711	InterDigital, Inc.	1,537,859
31,265	LiveRamp Holdings, Inc.*	761,303
5,540	MARA Holdings, Inc.*	52,630
51,670	NCR Voyix Corp.*	512,566
41,467	Onestream, Inc.*	979,036
16,270	Procore Technologies, Inc.*	919,092
80,917	Riot Platforms, Inc.*	1,251,786
44,011	Terawulf, Inc.*	588,427
62,435	Vertex, Inc. Class A*	1,158,169
6,600	Via Transportation, Inc. Class A*	153,450

		25,613,648

Shares	Description	Value

Common Stocks – (continued)
Specialized REITs – 0.5%
50,100	Four Corners Property Trust, Inc.	$ 1,234,965
3,849	Millrose Properties, Inc.	114,700
40,572	Outfront Media, Inc.	986,711
29,600	Rayonier, Inc.	673,104

		3,009,480

Specialty Retail – 1.9%
3,729	Abercrombie & Fitch Co. Class A*	364,062
19,406	Academy Sports & Outdoors, Inc.	1,067,524
13,017	Advance Auto Parts, Inc.	624,946
5,063	Boot Barn Holdings, Inc.*	903,644
42,825	Gap, Inc.	1,198,244
4,792	Group 1 Automotive, Inc.	1,697,614
7,247	Murphy USA, Inc.	3,061,930
29,453	National Vision Holdings, Inc.*	776,087
5,947	Urban Outfitters, Inc.*	421,345
19,509	Valvoline, Inc.*	638,334
3,815	Warby Parker, Inc. Class A*	97,321

		10,851,051

Technology Hardware, Storage & Peripherals* – 0.2%
25,875	IonQ, Inc.	1,034,482

Textiles, Apparel & Luxury Goods – 0.6%
68,401	Birkenstock Holding PLC*	2,582,822
2,548	Kontoor Brands, Inc.	152,192
15,309	Steven Madden Ltd.	671,759

		3,406,773

Tobacco – 0.0%
863	Turning Point Brands, Inc.	104,552

Trading Companies & Distributors – 2.0%
7,626	Applied Industrial Technologies, Inc.	1,985,887
5,660	Boise Cascade Co.	457,384
59,499	DNOW, Inc.*	903,790
10,033	DXP Enterprises, Inc.*	1,304,792
8,500	EquipmentShare.com, Inc. Class A*	264,350
13,535	FTAI Aviation Ltd.	3,685,851
12,225	McGrath RentCorp	1,365,410
11,900	MSC Industrial Direct Co., Inc. Class A	1,003,646
4,874	SiteOne Landscape Supply, Inc.*	699,614

		11,670,724

Water Utilities – 0.0%
1,667	H2O America	86,751

Wireless Telecommunication Services*(a) – 0.0%
29,864	GCI Liberty, Inc.	—

TOTAL COMMON STOCKS (Cost $461,042,890)		$558,634,761

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(b) – 3.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
21,115,728	3.590%	$ 21,115,728
(Cost $ 21,115,728)

TOTAL INVESTMENTS – 100.6%
(Cost $ 482,158,618)		$579,750,489

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(3,240,328)

NET ASSETS – 100.0%		$576,510,161

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(b)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

Investment Abbreviations:
ADR	— American Depositary Receipt
LLC	— Limited Liability Company
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31, 2026:

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$56,166,915	$370,797,794	$—
Europe	69,343,010	1,006,430,720	—
North America	155,919,042	63,258,175	—
South America	10,516,591	—	—
Investment Company	49,516,408	—	—

Total	$341,461,966	$1,440,486,689	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$3,940,658	$—	$—
Europe	19,009,258	—	—
North America	535,679,036	—	5,809
Investment Company	21,115,728	—	—

Total	$579,744,680	$—	$5,809

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Funds’ allocations to the various asset classes and to the Underlying Managers may cause the Funds to underperform other funds with a similar investment objective.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Index/Tracking Error Risk — To the extent that an index-tracking strategy or implementation of a sub-strategy by a transition manager is used with respect to a portion of a Fund’s assets, including through investment in an ETF that seeks to track an index or implementation of an index-tracking strategy, the Fund will be negatively affected by general declines in the securities and asset classes represented in the relevant index. There is no guarantee that the Fund, or relevant portion of the Fund, will achieve a high degree of correlation to the relevant index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability, or the ability of an ETF in which it invests, to adjust its exposure to the required levels in order for the relevant

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

portion of the Fund to track the relevant index. In addition, because that portion of the Fund is not “actively” managed, unless a specific security is removed from the relevant index, the Fund or an ETF in which it invests generally would not sell a security because the security’s issuer was in financial trouble. At times when an index-tracking strategy is used with respect to a portion of the Fund’s assets, the Fund’s performance could be lower than funds that may actively shift all of their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Funds may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.